TAXATION	12 Months Ended
Jul. 31, 2025
TAXATION
TAXATION

10. TAXATION

(a) Provision for current tax

During the year ended July 31, 2025, the Company recorded a provision of current income tax recovery of $Nil (2024 – $Nil).

Reconciliation of effective tax rate:
	Years ended July 31,
	2025	2024	2023
	$	$	$
Income (loss) for the years	(3,473,539)	(2,436,802)	(910,464)
Income tax expense	-	-	-
Income (loss) excluding income tax	(3,473,539)	(2,436,802)	(910,464)
Income tax expense (recovery) using the Company’s domestic rate	(938,000)	(658,000)	(246,000)
Effect of tax rates in foreign jurisdictions	-	-	(1,000)
Non-deductible expenses and other	474,000	557,000	267,963
Difference in statutory tax rates and deferred tax rates	-	-	-
Change in unrecognized temporary differences	464,000	101,000	(21,000)
Current tax expense	-	-	(37)

The Company’s domestic tax rate during the year ended July 31, 2025 was 27% (2024 – 27%; 2023 – 27%) and the effective tax rate was nil (2024 – nil; 2023 – nil).

(b) Provision for deferred tax

As future taxable profits of the Company are uncertain, no deferred tax asset has been recognized.

As at July 31, 2025, the Company had unused non-capital loss carry forwards of approximately $4,669,000 (2024 – $4,248,000) in Canada and $nil (2024 – $nil) in the United States.

As at July 31, 2025, the Company had the following balances in respect of which no deferred tax assets had been recognized:

Expiry	Tax Losses	Resource Pools	Equipment and Other
Within one year	-	-	-
One to five years	-	-	69,000
After five years	4,669,000	-	92,000
No expiry date	-	5,629,000	114,000
	4,669,000	5,629,000	275,000

In addition, the Company has approximately $5,629,000 (2024 - $4,395,000) of resource tax pools available, which may be used to shelter certain resource income in Canada.